UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23883

THE 2023 ETF SERIES TRUST

On behalf of the following series:

Pictet AI & Automation ETF

Pictet AI Enhanced International Equity ETF

Pictet AI Enhanced US Equity ETF

Pictet Cleaner Planet ETF

(Exact name of Registrant as specified in charter)

c/o Tidal Investments LLC

234 West Florida Street, Suite 700

Milwaukee, WI 53204

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (614) 416-9058

Lissa Richter, Secretary

The 2023 ETF Series Trust

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end:

September 30

Date of reporting period:

March 31, 2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1):

SEMI-ANNUAL SHAREHOLDER REPORT MARCH 31, 2026

Pictet AI & Automation ETF

TICKER: PBOT  (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about Pictet AI & Automation ETF (the "Fund") for the period October 15, 2025Footnote Reference* to March 31, 2026. You can find additional information about the Fund at www.pictet.com/etf. You can also request this information by contacting us at 855-994-4778.

Footnote	Description
Footnote*	The inception date is October 15, 2025. Shares of PBOT were listed on the NYSE Arca, Inc. on October 16, 2025.

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pictet AI & Automation ETF	$31	0.70%
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund Size (Thousands)	$4,672
Number of Holdings	45
Investment Advisory Fees	$30,586
Portfolio Turnover	74%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Top Ten Holdings	(% of net assets)
Alphabet, Inc. - Class A	7.9
NVIDIA Corp.	7.5
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6.4
Broadcom, Inc.	5.8
KLA Corp.	5.0
Palo Alto Networks, Inc.	4.6
Crowdstrike Holdings, Inc. - Class A	4.2
SAP SE	3.3
Salesforce, Inc.	3.3
Meta Platforms, Inc. - Class A	3.1

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	(1.3)%
Short-Term Investments	1.3%
Industrial	0.7%
Financial	1.9%
Consumer Non-Cyclical	1.9%
Communications	20.2%
Technology	75.3%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and liabilities in excess of other assets.

How has the Fund changed?

There were no material changes during the reporting period.

Change in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit  www.pictet.com/etf.

Pictet AI & Automation ETF  Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT MARCH 31, 2026

Pictet AI Enhanced International Equity ETF

TICKER: PQNT  (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about Pictet AI Enhanced International Equity ETF (the "Fund") for the period October 15, 2025Footnote Reference* to March 31, 2026. You can find additional information about the Fund at www.pictet.com/etf. You can also request this information by contacting us at 855-994-4778.

Footnote	Description
Footnote*	The inception date is October 15, 2025. Shares of PQNT were listed on the NYSE Arca, Inc. on October 16, 2025.

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pictet AI Enhanced International Equity ETF	$19	0.41%
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund Size (Thousands)	$5,154
Number of Holdings	270
Investment Advisory Fees	$12,327
Portfolio Turnover	86%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Top Ten Holdings	(% of net assets)
ASML Holding NV	2.9
AstraZeneca PLC	2.3
Sony Group Corp.	1.6
BP PLC	1.5
SAP SE	1.4
EssilorLuxottica S.A.	1.4
Deutsche Bank AG	1.2
ING Groep NV	1.2
Intesa Sanpaolo SpA	1.2
Unilever PLC	1.2

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	0.2%
Short-Term Investments	0.3%
Communications	3.0%
Utilities	3.9%
Energy	4.2%
Basic Materials	4.6%
Technology	8.3%
Consumer Cyclical	12.5%
Industrial	14.8%
Consumer Non-Cyclical	21.9%
Financial	26.3%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

How has the Fund changed?

There were no material changes during the reporting period.

Change in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit  www.pictet.com/etf.

Pictet AI Enhanced International Equity ETF  Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT MARCH 31, 2026

Pictet AI Enhanced US Equity ETF

TICKER: PQUS  (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about Pictet AI Enhanced US Equity ETF (the "Fund") for the period February 25, 2026Footnote Reference* to March 31, 2026. You can find additional information about the Fund at www.pictet.com/etf. You can also request this information by contacting us at 855-994-4778.

Footnote	Description
Footnote*	The inception date is February 25, 2026. Shares of PQUS were listed on the NYSE Arca, Inc. on February 26, 2026.

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pictet AI Enhanced US Equity ETF	$2	0.22%
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund Size (Thousands)	$51,124
Number of Holdings	173
Investment Advisory Fees	$6,892
Portfolio Turnover	16%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Top Ten Holdings	(% of net assets)
Apple, Inc.	7.7
NVIDIA Corp.	7.1
Microsoft Corp.	5.6
Broadcom, Inc.	3.3
Alphabet, Inc. - Class A	3.2
Amazon.com, Inc.	2.6
Berkshire Hathaway, Inc. - Class B	2.5
Alphabet, Inc. - Class C	2.4
Eli Lilly & Co.	2.3
Tesla, Inc.	2.1

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	0.1%
Short-Term Investments	0.2%
Basic Materials	0.5%
Energy	2.5%
Utilities	2.8%
Industrial	7.3%
Consumer Cyclical	8.8%
Communications	12.4%
Financial	13.9%
Consumer Non-Cyclical	16.8%
Technology	34.7%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

How has the Fund changed?

There were no material changes during the reporting period.

Change in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit  www.pictet.com/etf.

Pictet AI Enhanced US Equity ETF  Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT MARCH 31, 2026

Pictet Cleaner Planet ETF

TICKER: PCLN  (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about Pictet Cleaner Planet ETF (the "Fund") for the period October 15, 2025Footnote Reference* to March 31, 2026. You can find additional information about the Fund at www.pictet.com/etf. You can also request this information by contacting us at 855-994-4778.

Footnote	Description
Footnote*	The inception date is October 15, 2025. Shares of PCLN were listed on the NYSE Arca, Inc. on October 16, 2025.

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pictet Cleaner Planet ETF	$32	0.70%
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

(as of March 31, 2026)

Table Summary
Fund Size (Thousands)	$13,296
Number of Holdings	63
Investment Advisory Fees	$42,184
Portfolio Turnover	58%

What did the Fund invest in?

(as of March 31, 2026)

Table Summary
Top Ten Holdings	(% of net assets)
ASML Holding NV	5.5
Applied Materials, Inc.	5.3
Marvell Technology, Inc.	4.1
Cadence Design Systems, Inc.	3.5
Trane Technologies PLC	3.3
Schneider Electric SE	3.1
Thermo Fisher Scientific, Inc.	2.8
Broadcom, Inc.	2.7
NXP Semiconductors NV	2.6
Ecolab, Inc.	2.6

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	0.1%
Short-Term Investments	0.1%
Financial	0.7%
Communications	0.8%
Energy	2.4%
Consumer Cyclical	3.6%
Utilities	4.6%
Basic Materials	5.5%
Consumer Non-Cyclical	5.6%
Industrial	31.9%
Technology	44.7%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

How has the Fund changed?

There were no material changes during the reporting period.

Change in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit  www.pictet.com/etf.

Pictet Cleaner Planet ETF  Tailored Shareholder Report

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a) The schedules of investments are included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

Semi-Annual Financial Statements

and Other Information

March 31, 2026 (Unaudited)

The 2023 ETF Series Trust
Pictet AI & Automation ETF	PBOT	NYSE Arca, Inc.
Pictet AI Enhanced International Equity ETF	PQNT	NYSE Arca, Inc.
Pictet AI Enhanced US Equity ETF	PQUS	NYSE Arca, Inc.
Pictet Cleaner Planet ETF	PCLN	NYSE Arca, Inc.

Schedule of Investments	Pictet AI & Automation ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Computers - 7.4%
Check Point Software Technologies Ltd.(a)	319	$45,569
Crowdstrike Holdings, Inc. - Class A(a)	498	194,424
Fortinet, Inc.(a)	1,313	107,299
		347,292

Electronics - 0.7%
Celestica, Inc.(a)	121	34,024

Healthcare - Products - 1.9%
Intuitive Surgical, Inc.(a)	195	89,893

Internet - 20.2%
Alphabet, Inc. - Class A	1,289	370,665
Booking Holdings, Inc.	9	37,893
Meta Platforms, Inc. - Class A	257	147,037
Netflix, Inc.(a)	858	82,497
Palo Alto Networks, Inc.(a)	1,351	216,592
Spotify Technology S.A.(a)	104	50,431
Tencent Holdings Ltd.	628	38,768
		943,883

REITs - 1.9%
Extra Space Storage, Inc.	432	56,648
Iron Mountain, Inc.	294	30,029
		86,677

Semiconductors - 45.1%
Advanced Micro Devices, Inc.(a)	182	37,024
Applied Materials, Inc.	202	69,042
ASM International NV	113	82,936
ASML Holding NV	111	143,139
BE Semiconductor Industries NV	150	30,928
Broadcom, Inc.	882	272,988
Infineon Technologies AG	1,843	80,693
KLA Corp.	160	235,586
Lam Research Corp.	316	67,517
Microchip Technology, Inc.	922	59,570
Micron Technology, Inc.	125	42,230
NVIDIA Corp.	2,005	349,672
NXP Semiconductors NV	604	118,903
ON Semiconductor Corp.(a)	469	29,040
Samsung Electronics Co. Ltd.	694	75,759
SK hynix, Inc.	52	27,398
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	888	300,100
Tokyo Electron Ltd.	354	82,843
		2,105,368

Software - 22.8%
Autodesk, Inc.(a)	211	50,513
Cloudflare, Inc. - Class A(a)	590	121,741
Datadog, Inc. - Class A(a)	254	29,985
Dynatrace, Inc.(a)	1,443	53,362
HubSpot, Inc.(a)	257	62,734
Intuit, Inc.	79	34,158
Microsoft Corp.	208	76,995
MongoDB, Inc. - Class A(a)	174	42,590
Salesforce, Inc.	823	153,630
SAP SE	914	154,702

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI & Automation ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 100.0% (continued)	Shares		Value
Software - 22.8% (continued)
ServiceNow, Inc.(a)		1,097	$114,691
Snowflake, Inc. - Class A(a)		647	97,581
Workday, Inc. - Class A(a)		559	72,625
			1,065,307

TOTAL COMMON STOCKS (Cost $4,854,103)			4,672,444

SHORT-TERM INVESTMENTS - 1.3%		Principal
Time Deposits - 1.3%
Brown Brothers Harriman & Co., New York, 0.20%, 04/01/2026	JPY	117	1
Citibank, London, 0.85%, 04/01/2026	EUR	1,626	1,873
HSBC, Hong Kong, 1.20%, 04/01/2026	HKD	64	8
JPMorgan Chase, New York, 2.98%, 04/01/2026	USD	58,963	58,963
TOTAL SHORT-TERM INVESTMENTS (Cost $60,845)			60,845

TOTAL INVESTMENTS - 101.3% (Cost $4,914,948)			4,733,289
Liabilities in Excess of Other Assets - (1.3)%			(61,605)
TOTAL NET ASSETS - 100.0%			$4,671,684

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

EUR - Euro

HKD - Hong Kong Dollar

JPY - Japanese Yen
REIT - Real Estate Investment Trust

USD - United States Dollar

(a)	Non-income producing security.

Summary of Investment Type
Sector	Percentage of Net Assets
Semiconductors	45.1%
Software	22.8%
Internet	20.2%
Computers	7.4%
Healthcare - Products	1.9%
REITs	1.9%
Time Deposits	1.3%
Electronics	0.7%
Total Investments	101.3%
Liabilities in Excess of Other Assets	(1.3)%
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced International Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 2.5%
Airbus SE	56	$10,377
Leonardo SpA	316	21,132
MTU Aero Engines AG	7	2,500
Rheinmetall AG	10	16,643
Rolls-Royce Holdings PLC	2,879	42,977
Saab AB - Class B	149	9,657
Safran S.A.	49	15,774
Singapore Technologies Engineering Ltd.	1,304	10,926
		129,986

Agriculture - 2.6%
British American Tobacco PLC	1,031	59,427
Imperial Brands PLC	390	15,722
Japan Tobacco, Inc.	1,517	57,404
		132,553

Apparel - 1.8%
Hermes International SCA	20	37,078
Kering S.A.	10	2,956
LVMH Moet Hennessy Louis Vuitton SE	96	51,224
		91,258

Auto Manufacturers - 2.4%
Bayerische Motoren Werke AG	76	6,830
Bayerische Motoren Werke AG - Class Preference	14	1,256
Ferrari NV	101	33,632
Mercedes-Benz Group AG	47	2,837
Nissan Motor Co. Ltd.(a)	735	1,538
Porsche Automobil Holding SE - Class Preference	672	24,049
Suzuki Motor Corp.	200	2,358
Toyota Motor Corp.	2,494	49,570
		122,070

Auto Parts & Equipment - 0.6%
Aisin Corp.	511	6,964
Bridgestone Corp.	861	17,681
Continental AG	61	4,189
Toyota Industries Corp.(a)	30	3,847
		32,681

Banks - 16.3%
ABN AMRO Bank NV - GDR	1,624	50,727
Banco Bilbao Vizcaya Argentaria S.A.	1,946	40,920
Banco Santander S.A.	145	1,585
Bank Hapoalim BM	180	4,180
Bank Leumi Le-Israel BM	1,033	22,832
Bank of Ireland Group PLC	619	11,008
Bankinter S.A.	228	3,514
Barclays PLC	2,618	13,445
BNP Paribas S.A.	317	29,581
BOC Hong Kong Holdings Ltd.	5,158	28,158
CaixaBank S.A.	595	6,969
Commerzbank AG	308	10,927
Commonwealth Bank of Australia	198	22,742
Computershare Ltd.	127	2,469
Credit Agricole S.A.	995	18,263
Danske Bank	197	9,486
DBS Group Holdings Ltd.	686	30,255

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced International Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Banks - 16.3% (continued)
Deutsche Bank AG	2,213	$64,039
DNB Bank ASA	435	13,451
Erste Group Bank AG	47	5,009
HSBC Holdings PLC	1,127	18,155
ING Groep NV	2,509	63,903
Intesa Sanpaolo SpA	10,533	62,635
Israel Discount Bank Ltd. - Class A	439	4,377
KBC Group NV	337	40,576
Lloyds Banking Group PLC	18,085	22,022
Macquarie Group Ltd.	250	34,575
Mitsubishi UFJ Financial Group, Inc.	2,289	37,409
Mizrahi Tefahot Bank Ltd.	124	8,946
Mizuho Financial Group, Inc.	110	4,209
NatWest Group PLC	2,010	14,663
Nordea Bank Abp	2,520	42,610
Standard Chartered PLC	271	5,557
Sumitomo Mitsui Financial Group, Inc.	644	20,264
UBS Group AG	885	33,845
UniCredit SpA	536	37,586
		840,892

Beverages - 0.5%
Anheuser-Busch InBev S.A./NV	285	19,611
Diageo PLC	287	5,283
		24,894

Biotechnology - 0.3%
Argenx SE(a)	24	17,167

Building Materials - 0.8%
Cie de Saint-Gobain S.A.	37	2,987
Geberit AG	3	1,988
Nibe Industrier AB - Class B	1,759	7,126
Sika AG	174	28,128
		40,229

Chemicals - 0.9%
Air Liquide S.A.	149	30,545
Givaudan S.A.	3	10,021
Nitto Denko Corp.	312	6,009
Novonesis Novozymes B	32	1,887
		48,462

Commercial Services - 1.7%
Brambles Ltd.	822	12,723
Experian PLC	392	13,430
Recruit Holdings Co. Ltd.	652	26,746
RELX PLC	493	16,097
Wolters Kluwer NV	258	19,209
		88,205

Computers - 1.3%
Check Point Software Technologies Ltd.(a)	54	7,714
Fujitsu Ltd.	862	17,187
Logitech International S.A.	76	6,844
NEC Corp.	320	7,736
Nomura Research Institute Ltd.	517	14,078

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced International Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Computers - 1.3% (continued)
Obic Co. Ltd.	633	$15,326
		68,885

Cosmetics & Personal Care - 2.1%
Haleon PLC	2,593	12,782
L’Oreal S.A.	62	24,956
Shiseido Co. Ltd.	367	7,359
Unilever PLC	1,126	62,349
		107,446

Distribution & Wholesale - 1.0%
AddTech AB - Class B	94	3,134
ITOCHU Corp.	3,072	38,127
Mitsui & Co. Ltd.	274	10,263
		51,524

Diversified Financial Services - 2.0%
AerCap Holdings NV	18	2,469
Daiwa Securities Group, Inc.	3,188	29,257
Deutsche Boerse AG	16	4,629
Euronext NV - 144A	26	4,149
Hong Kong Exchanges & Clearing Ltd.	417	20,669
Julius Baer Group Ltd.	17	1,231
Mitsubishi HC Capital, Inc.	2,018	17,771
Nomura Holdings, Inc.	1,069	8,090
ORIX Corp.	383	11,091
Schroders PLC	759	5,750
		105,106

Electric - 3.4%
Chubu Electric Power Co., Inc.	877	14,233
EDP Renovaveis S.A.	200	3,155
EDP S.A.	4,959	25,855
Enel SpA	3,202	34,587
Engie S.A.	73	2,331
Iberdrola S.A.	1,586	36,082
National Grid PLC	2,659	44,514
Terna - Rete Elettrica Nazionale	1,248	14,184
		174,941

Electrical Components & Equipment - 2.2%
ABB Ltd.	671	52,808
Fujikura Ltd.	402	10,335
Legrand S.A.	128	19,424
Schneider Electric SE	124	32,732
		115,299

Electronics - 0.7%
Assa Abloy AB - Class B	811	28,639
TDK Corp.	647	7,995
		36,634

Energy - Alternate Sources - 0.2%
Vestas Wind Systems	318	9,324

Engineering & Construction - 1.5%
ACS Actividades de Construccion y Servicios S.A.	154	18,596
Ferrovial SE	45	2,873

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced International Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Engineering & Construction - 1.5% (continued)
Kajima Corp.	984	$36,536
Keppel Ltd.	1,663	15,171
Shimizu Corp.	100	1,743
		74,919

Entertainment - 0.8%
Aristocrat Leisure Ltd.	888	27,569
Entain PLC	1,465	10,838
Universal Music Group NV	104	1,994
		40,401

Food - 2.9%
Aeon Co. Ltd.	1,960	23,217
Ajinomoto Co., Inc.	493	13,626
Carrefour S.A.	606	11,106
Coles Group Ltd.	314	4,723
Danone S.A.	101	8,034
J Sainsbury PLC	1,181	5,280
Kerry Group PLC - Class A	68	5,359
Nestle S.A.	347	33,864
Tesco PLC	5,349	33,371
WH Group Ltd. - 144A	9,225	12,072
		150,652

Gas - 0.5%
Snam SpA	3,190	24,089

Hand & Machine Tools - 1.0%
Fuji Electric Co. Ltd.	100	6,650
NIDEC Corp.	813	10,047
Schindler Holding AG	90	27,889
Schindler Holding AG - Participation Certificates	12	3,889
Techtronic Industries Co. Ltd.	312	4,063
		52,538

Healthcare - Products - 2.1%
Coloplast - Class B	33	2,221
EssilorLuxottica S.A.	310	70,865
Fisher & Paykel Healthcare Corp. Ltd.	313	6,676
FUJIFILM Holdings Corp.	465	8,671
Koninklijke Philips NV	157	4,222
Lifco AB - Class B	236	6,981
Siemens Healthineers AG - 144A	232	9,703
		109,339

Healthcare - Services - 0.6%
Fresenius Medical Care AG	170	7,555
Fresenius SE & Co. KGaA	92	4,698
Lonza Group AG	30	18,846
		31,099

Home Builders - 0.4%
Daiwa House Industry Co. Ltd.	425	13,138
Sekisui House Ltd.	358	7,921
		21,059

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced International Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Home Furnishings - 1.6%
Sony Group Corp.	4,123	$83,165

Household Products & Wares - 0.6%
Henkel AG & Co. KGaA - Class Preference	41	3,132
Reckitt Benckiser Group PLC	376	25,228
		28,360

Insurance - 6.7%
AIA Group Ltd.	2,668	28,874
Allianz SE	90	37,259
ASR Nederland NV	42	2,864
Aviva PLC	392	3,104
AXA S.A.	1,020	46,117
Dai-ichi Life Holdings, Inc.	3,628	32,405
Gjensidige Forsikring ASA	159	4,113
MS&AD Insurance Group Holdings, Inc.	65	1,647
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	58	36,047
NN Group NV	43	3,322
QBE Insurance Group Ltd.	1,295	18,830
Standard Life PLC	1,498	13,403
Suncorp Group Ltd.	129	1,427
T&D Holdings, Inc.	445	11,066
Tokio Marine Holdings, Inc.	1,105	50,760
Zurich Insurance Group AG	76	53,097
		344,335

Internet - 1.4%
Prosus NV(a)	664	29,822
Scout24 SE - 144A	571	43,422
		73,244

Investment Companies - 0.3%
Industrivarden AB - Class C	40	1,944
Investment AB Latour - Class B	177	3,737
Investor AB - Class B	315	11,715
		17,396

Iron & Steel - 0.6%
Fortescue Ltd.	2,127	29,587

Machinery - Construction & Mining - 2.6%
Epiroc AB - Class B	99	2,080
Hitachi Ltd.	1,626	45,625
Mitsubishi Heavy Industries Ltd.	1,417	37,614
Siemens Energy AG	301	49,334
		134,653

Machinery - Diversified - 1.5%
Atlas Copco AB - Class A	768	13,153
Atlas Copco AB - Class B	393	5,976
FANUC Corp.	707	23,562
GEA Group AG	106	7,474
Hexagon AB - Class B	827	7,817
Kone OYJ - Class B	198	12,497
Kubota Corp.	200	3,089
Wartsila OYJ Abp	102	3,727
		77,295

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced International Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5% (continued)	Shares	Value
Metal Fabricate & Hardware - 0.0%(b)
SKF AB - Class B	69	$1,624

Mining - 3.1%
Anglo American PLC	698	29,261
Antofagasta PLC	127	5,572
BHP Group Ltd.	1,490	51,423
Boliden AB(a)	55	2,804
Evolution Mining Ltd.	807	6,975
Fresnillo PLC	242	10,544
Glencore PLC(a)	1,689	12,595
Northern Star Resources Ltd.	709	9,887
Rio Tinto Ltd.	148	16,364
Rio Tinto PLC	156	14,285
		159,710

Miscellaneous Manufacturer - 1.0%
Indutrade AB	538	12,108
Siemens AG	123	29,152
Trelleborg AB - Class B	211	7,726
		48,986

Oil & Gas - 4.0%
BP PLC	9,972	79,729
ENEOS Holdings, Inc.	2,365	20,968
ENI SpA	515	14,746
Idemitsu Kosan Co. Ltd.	2,025	19,621
Neste OYJ	693	22,317
OMV AG	88	6,408
Repsol S.A.	419	11,900
Shell PLC	355	16,774
TotalEnergies SE	170	15,848
		208,311

Pharmaceuticals - 8.5%
AstraZeneca PLC	608	117,780
Bayer AG	191	8,667
Chugai Pharmaceutical Co. Ltd.	728	39,404
Galderma Group AG	301	57,462
GSK PLC	944	25,694
Novartis AG	334	50,236
Novo Nordisk - Class B	164	5,839
Recordati Industria Chimica e Farmaceutica SpA	46	2,599
Roche Holding AG	94	36,814
Roche Holding AG - Bearer Shares	10	4,072
Sandoz Group AG	35	2,689
Sanofi S.A.	360	34,312
Teva Pharmaceutical Industries Ltd. - ADR(a)	634	19,096
UCB S.A.	111	33,061
		437,725

Real Estate - 0.3%
LEG Immobilien SE	54	3,491
Vonovia SE	240	5,962
Wharf Real Estate Investment Co. Ltd.	1,312	3,785
		13,238

REITs - 0.7%
CapitaLand Integrated Commercial Trust	7,127	12,650

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced International Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5% (continued)	Shares	Value
REITs - 0.7% (continued)
Klepierre S.A.	96	$3,586
Stockland	4,850	14,317
Unibail-Rodamco-Westfield	63	6,889
		37,442

Retail - 3.1%
Cie Financiere Richemont S.A. - Class A	109	18,794
CK Hutchison Holdings Ltd.	7,364	55,980
Fast Retailing Co. Ltd.	65	25,180
Kingfisher PLC	1,013	3,791
Next PLC	258	43,124
Pan Pacific International Holdings Corp.	364	2,215
Wesfarmers Ltd.	215	10,736
		159,820

Semiconductors - 4.7%
Advantest Corp.	204	26,069
ASM International NV	5	3,670
ASML Holding NV	117	150,876
BE Semiconductor Industries NV	7	1,443
Kioxia Holdings Corp.(a)	272	32,622
Renesas Electronics Corp.	754	10,197
Tokyo Electron Ltd.	65	15,211
		240,088

Shipbuilding - 0.4%
Kongsberg Gruppen ASA	152	6,441
Yangzijiang Shipbuilding Holdings Ltd.	5,657	16,574
		23,015

Software - 2.3%
CyberArk Software Ltd.(a)	24	1,080
Dassault Systemes SE	471	9,372
Nemetschek SE	73	5,358
Nexon Co. Ltd.	265	4,879
Oracle Corp. Japan	138	7,466
Sage Group PLC (The)	1,615	17,842
SAP SE	425	71,935
		117,932

Telecommunications - 1.6%
Deutsche Telekom AG	390	14,357
Koninklijke KPN NV	680	3,763
Orange S.A.	110	2,240
SoftBank Corp.	15,557	20,643
SoftBank Group Corp.	1,087	24,290
Tele2 AB - Class B	316	6,455
Telecom Italia SpA/Milano(a)	1,504	1,220
Vodafone Group PLC	5,681	8,488
		81,456

Toys, Games & Hobbies - 0.8%
Bandai Namco Holdings, Inc.	520	12,640
Nintendo Co. Ltd.	490	27,027
		39,667

Transportation - 0.6%
AP Moller - Maersk - Class A	1	2,426

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced International Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.5% (continued)	Shares		Value
Transportation - 0.6% (continued)
Poste Italiane SpA - 144A		273	$6,335
SITC International Holdings Co. Ltd.		4,556	19,804
			28,565

TOTAL COMMON STOCKS (Cost $5,205,102)			5,127,266

RIGHTS - 0.0%(b)
Telecommunications - 0.0%(b)
Telecom Italia SpA/Milano(a)		2,879	0	(c)
TOTAL RIGHTS (Cost $–)			0	(c)

SHORT-TERM INVESTMENTS - 0.3%		Principal
Time Deposits - 0.3%
ANZ, Hong Kong, 2.71%, 04/01/2026	AUD	7,000	4,794
Citibank, London, 0.85%, 04/01/2026	EUR	191	220
Citibank, London, 2.67%, 04/01/2026	GBP	3,027	3,992
HSBC, Hong Kong, 1.20%, 04/01/2026	HKD	4,929	629
HSBC, Singapore, 0.26%, 04/01/2026	SGD	684	530
Skandinaviska Enskilda Banken AB, Stockholm, (0.57)%, 04/01/2026	CHF	1,535	1,911
Skandinaviska Enskilda Banken AB, Stockholm, 0.96%, 04/01/2026	DKK	4,669	720
Sumitomo Mitsui Banking Corp., Tokyo, 0.20%, 04/01/2026	JPY	379,835	2,387
TOTAL SHORT-TERM INVESTMENTS (Cost $15,183)			15,183

TOTAL INVESTMENTS - 99.8% (Cost $5,220,285)			5,142,449
Other Assets in Excess of Liabilities - 0.2%			11,874
TOTAL NET ASSETS - 100.0%			$5,154,323

Percentages are stated as a percent of net assets.

144A - Securities exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR - American Depositary Receipt

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

GDR - Global Depositary Receipt

HKD - Hong Kong Dollar

JPY - Japanese Yen

PLC - Public Limited Company
REIT - Real Estate Investment Trust

SGD - Singapore Dollar

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Less than 0.05.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced International Equity ETF

March 31, 2026 (Unaudited)

Summary of Investment Type
Sector	Percentage of Net Assets
Financial	26.3%
Consumer Non-Cyclical	21.9%
Industrial	14.8%
Consumer Cyclical	12.5%
Technology	8.3%
Basic Materials	4.6%
Energy	4.2%
Utilities	3.9%
Communications	3.0%
Time Deposits	0.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced US Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 0.1%
Trade Desk, Inc. (The) - Class A(a)	2,060	$46,741

Aerospace & Defense - 2.1%
General Electric Co.	824	233,826
Howmet Aerospace, Inc.	621	143,116
Lockheed Martin Corp.	173	104,559
RTX Corp.	2,792	538,577
TransDigm Group, Inc.	35	40,564
		1,060,642

Agriculture - 1.5%
Altria Group, Inc.	4,680	308,833
Bunge Global S.A.	1,061	134,959
Philip Morris International, Inc.	2,083	344,404
		788,196

Apparel - 0.2%
Nike, Inc. - Class B	493	26,040
Tapestry, Inc.	524	73,942
		99,982

Auto Manufacturers - 3.3%
Cummins, Inc.	44	23,673
Ford Motor Co.	23,189	267,601
General Motors Co.	4,127	307,462
Tesla, Inc.(a)	2,895	1,076,216
		1,674,952

Banks - 3.1%
Bank of America Corp.	15,610	760,988
Citigroup, Inc.	193	21,888
Huntington Bancshares, Inc./OH	2,135	33,413
JPMorgan Chase & Co.	722	212,384
Truist Financial Corp.	4,461	205,072
US Bancorp	2,024	105,268
Wells Fargo & Co.	2,915	232,063
		1,571,076

Beverages - 2.1%
Coca-Cola Co.	4,764	362,302
Keurig Dr Pepper, Inc.	6,158	162,140
Monster Beverage Corp.(a)	7,677	556,276
		1,080,718

Biotechnology - 0.9%
Amgen, Inc.	424	149,184
Corteva, Inc.	3,742	313,243
		462,427

Building Materials - 0.3%
Johnson Controls International PLC	1,057	138,414

Chemicals - 0.2%
Albemarle Corp.	424	76,121
International Flavors & Fragrances, Inc.	212	15,380
		91,501

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced US Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Commercial Services - 1.7%
Automatic Data Processing, Inc.	2,914	$592,067
Moody’s Corp.	636	277,455
		869,522

Computers - 11.1%
Accenture PLC - Class A	3,224	639,287
Apple, Inc.	15,470	3,926,131
Cognizant Technology Solutions Corp. - Class A	778	47,730
Crowdstrike Holdings, Inc. - Class A(a)	271	105,801
Dell Technologies, Inc. - Class C	1,065	174,799
International Business Machines Corp.	1,690	409,639
Sandisk Corp./DE(a)	433	275,102
Seagate Technology Holdings PLC	185	72,476
Western Digital Corp.	64	17,311
		5,668,276

Distribution & Wholesale - 0.2%
Fastenal Co.	1,749	81,154

Diversified Financial Services - 3.4%
American Express Co.	1,573	475,801
Ares Management Corp. - Class A	2,534	276,459
Capital One Financial Corp.	2,071	377,813
CME Group, Inc. - Class A	212	62,614
Invesco Ltd.	1,798	43,674
Synchrony Financial	2,829	192,429
Visa, Inc. - Class A	1,060	320,374
		1,749,164

Electric - 2.8%
AES Corp. (The)	2,646	37,282
Constellation Energy Corp.	603	168,388
Duke Energy Corp.	2,858	374,226
Exelon Corp.	2,432	119,217
NextEra Energy, Inc.	2,090	194,119
PG&E Corp.	3,913	68,751
Public Service Enterprise Group, Inc.	1,908	154,453
Sempra	2,424	235,540
Vistra Corp.	600	90,198
		1,442,174

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	398	85,315
Emerson Electric Co.	424	55,553
		140,868

Electronics - 0.1%
Amphenol Corp. - Class A	249	31,461
Mettler-Toledo International, Inc.(a)	13	16,396
		47,857

Environmental Control - 0.3%
Pentair PLC	563	49,043
Veralto Corp.	1,060	93,725
		142,768

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced US Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Hand & Machine Tools - 0.4%
Snap-on, Inc.	636	$231,008

Healthcare - Products - 4.8%
Abbott Laboratories	5,514	566,122
Agilent Technologies, Inc.	673	76,709
Boston Scientific Corp.(a)	6,364	399,341
Danaher Corp.	2,603	493,529
IDEXX Laboratories, Inc.(a)	424	238,241
Insulet Corp.(a)	512	107,438
Intuitive Surgical, Inc.(a)	101	46,560
ResMed, Inc.	212	47,590
Stryker Corp.	212	69,661
Thermo Fisher Scientific, Inc.	821	403,546
		2,448,737

Healthcare - Services - 0.8%
HCA Healthcare, Inc.	424	200,654
UnitedHealth Group, Inc.	848	229,460
		430,114

Home Builders - 0.1%
PulteGroup, Inc.	312	36,694

Insurance - 4.8%
Aflac, Inc.	848	93,034
Allstate Corp. (The)	848	175,824
American International Group, Inc.	636	47,859
Arch Capital Group Ltd.(a)	1,060	101,750
Berkshire Hathaway, Inc. - Class B(a)	2,672	1,280,423
Chubb Ltd.	597	194,580
Cincinnati Financial Corp.	121	19,039
Hartford Insurance Group, Inc. (The)	1,375	185,941
Loews Corp.	848	90,516
MetLife, Inc.	1,470	103,958
Prudential Financial, Inc.	1,829	178,675
		2,471,599

Internet - 10.6%
Alphabet, Inc. - Class A	5,613	1,614,074
Alphabet, Inc. - Class C	4,295	1,232,064
Amazon.com, Inc.(a)	6,475	1,348,548
Booking Holdings, Inc.	30	126,310
DoorDash, Inc. - Class A(a)	456	68,468
GoDaddy, Inc. - Class A(a)	490	40,508
Meta Platforms, Inc. - Class A	1,239	708,869
Netflix, Inc.(a)	1,925	185,089
Robinhood Markets, Inc. - Class A(a)	1,797	124,532
		5,448,462

Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	212	64,465
Las Vegas Sands Corp.	448	24,138
Marriott International, Inc./MD - Class A	212	69,339
		157,942

Machinery - Construction & Mining - 1.9%
Caterpillar, Inc.	530	375,484
GE Vernova, Inc.	612	534,215

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced US Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Machinery - Construction & Mining - 1.9% (continued)
Vertiv Holdings Co. - Class A	303	$75,925
		985,624

Machinery - Diversified - 1.1%
Deere & Co.	212	119,420
Otis Worldwide Corp.	2,336	180,059
Rockwell Automation, Inc.	755	270,954
		570,433

Media - 0.4%
FactSet Research Systems, Inc.	212	46,002
Fox Corp. - Class A	426	24,878
Paramount Skydance Corp. - Class B	3,394	30,614
Walt Disney Co.	226	21,782
Warner Bros Discovery, Inc.(a)	3,990	109,565
		232,841

Mining - 0.3%
Freeport-McMoRan, Inc.	589	34,621
Newmont Corp.	1,036	112,147
		146,768

Miscellaneous Manufacturer - 0.7%
3M Co.	152	22,075
Illinois Tool Works, Inc.	1,272	331,089
		353,164

Office & Business Equipment - 0.1%
Zebra Technologies Corp. - Class A(a)	257	53,734

Oil & Gas - 1.6%
Exxon Mobil Corp.	1,546	262,295
Marathon Petroleum Corp.	424	103,532
Phillips 66	951	173,253
Valero Energy Corp.	1,077	266,105
		805,185

Pharmaceuticals - 5.0%
AbbVie, Inc.	4,085	888,446
Bristol-Myers Squibb Co.	3,292	199,660
Cardinal Health, Inc.	212	44,798
Cencora, Inc.	250	78,535
CVS Health Corp.	848	60,903
Eli Lilly & Co.	1,305	1,200,300
Johnson & Johnson	334	81,643
		2,554,285

Pipelines - 0.9%
Kinder Morgan, Inc.	10,316	345,896
Targa Resources Corp.	421	105,557
Williams Cos., Inc. (The)	250	18,195
		469,648

Private Equity - 1.9%
Blackstone, Inc.	4,399	505,841
KKR & Co., Inc.	4,826	446,405
		952,246

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced US Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares	Value
Real Estate - 0.3%
CoStar Group, Inc.(a)	3,279	$132,275

REITs - 0.4%
American Tower Corp.	424	73,174
VICI Properties, Inc. - Class A	4,253	116,192
		189,366

Retail - 4.7%
Costco Wholesale Corp.	439	437,433
Dollar Tree, Inc.(a)	441	48,294
Domino’s Pizza, Inc.	50	17,939
McDonald’s Corp.	848	263,550
O’Reilly Automotive, Inc.(a)	6,693	617,831
TJX Cos., Inc. (The)	4,265	681,120
Walmart, Inc.	2,646	328,845
		2,395,012

Semiconductors - 15.1%
Advanced Micro Devices, Inc.(a)	782	159,082
Analog Devices, Inc.	477	151,753
Applied Materials, Inc.	787	268,989
Broadcom, Inc.	5,389	1,667,949
Intel Corp.(a)	1,626	71,755
Lam Research Corp.	1,276	272,630
Microchip Technology, Inc.	3,065	198,030
Micron Technology, Inc.	1,024	345,948
Monolithic Power Systems, Inc.	424	463,581
NVIDIA Corp.	20,846	3,635,542
NXP Semiconductors NV	104	20,474
Qualcomm, Inc.	2,780	358,008
Teradyne, Inc.	289	85,677
Texas Instruments, Inc.	212	41,158
		7,740,576

Software - 8.4%
Broadridge Financial Solutions, Inc.	508	82,540
Electronic Arts, Inc.	212	43,221
Fair Isaac Corp.(a)	47	50,175
Microsoft Corp.	7,696	2,848,828
MSCI, Inc. - Class A	212	114,270
Oracle Corp.	2,853	419,705
Palantir Technologies, Inc. - Class A(a)	1,569	229,513
ServiceNow, Inc.(a)	204	21,328
Take-Two Interactive Software, Inc.(a)	986	194,735
Workday, Inc. - Class A(a)	2,223	288,812
		4,293,127

Telecommunications - 1.3%
Arista Networks, Inc.(a)	103	12,646
AT&T, Inc.	4,830	140,022
Verizon Communications, Inc.	9,875	495,725
		648,393

Toys, Games & Hobbies - 0.0%(b)
Hasbro, Inc.	212	19,843

Transportation - 0.1%
CH Robinson Worldwide, Inc.	85	14,116

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced US Equity ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.7% (continued)	Shares		Value
Transportation - 0.1% (continued)
Norfolk Southern Corp.		212	$60,844
			74,960

TOTAL COMMON STOCKS (Cost $52,258,429)			50,998,468

SHORT-TERM INVESTMENTS - 0.2%		Principal
Time Deposits - 0.2%
JPMorgan Chase, New York, 2.98%, 04/01/2026	USD	92,725	92,725
TOTAL SHORT-TERM INVESTMENTS (Cost $92,725)			92,725

TOTAL INVESTMENTS - 99.9% (Cost $52,351,154)			51,091,193
Other Assets in Excess of Liabilities - 0.1%			32,807
TOTAL NET ASSETS - 100.0%			$51,124,000

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

(a)	Non-income producing security.
(b)	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet AI Enhanced US Equity ETF

March 31, 2026 (Unaudited)

Summary of Investment Type
Sector	Percentage of Net Assets
Semiconductors	15.1%
Computers	11.1%
Internet	10.6%
Software	8.4%
Pharmaceuticals	5.0%
Insurance	4.8%
Healthcare - Products	4.8%
Retail	4.7%
Diversified Financial Services	3.4%
Auto Manufacturers	3.3%
Banks	3.1%
Electric	2.8%
Beverages	2.1%
Aerospace & Defense	2.1%
Machinery - Construction & Mining	1.9%
Private Equity	1.9%
Commercial Services	1.7%
Oil & Gas	1.6%
Agriculture	1.5%
Telecommunications	1.3%
Machinery - Diversified	1.1%
Pipelines	0.9%
Biotechnology	0.9%
Healthcare - Services	0.8%
Miscellaneous Manufacturer	0.7%
Media	0.4%
Hand & Machine Tools	0.4%
REITs	0.4%
Lodging	0.3%
Mining	0.3%
Environmental Control	0.3%
Electrical Components & Equipment	0.3%
Building Materials	0.3%
Real Estate	0.3%
Apparel	0.2%
Time Deposits	0.2%
Chemicals	0.2%
Distribution & Wholesale	0.2%
Transportation	0.1%
Office & Business Equipment	0.1%
Electronics	0.1%
Advertising	0.1%
Home Builders	0.1%
Toys, Games & Hobbies	0.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet Cleaner Planet ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Auto Parts & Equipment - 1.6%
Contemporary Amperex Technology Co. Ltd. - Class H	2,731	$213,702

Building Materials - 6.9%
Belimo Holding AG	153	121,002
Builders FirstSource, Inc.(a)	1,165	95,915
Carrier Global Corp.	2,739	154,233
Cie de Saint-Gobain S.A.	1,267	102,276
Trane Technologies PLC	1,057	440,494
		913,920

Chemicals - 5.5%
Ecolab, Inc.	1,287	342,368
Linde PLC	398	197,312
Novonesis Novozymes B	3,204	188,968
		728,648

Commercial Services - 0.7%
United Rentals, Inc.	131	95,441

Distribution & Wholesale - 2.0%
Copart, Inc.(a)	3,959	131,439
Core & Main, Inc. - Class A(a)	2,681	132,441
		263,880

Electric - 4.0%
Iberdrola S.A.	9,196	209,211
NextEra Energy, Inc.	2,035	189,011
RWE AG	2,084	138,500
		536,722

Electrical Components & Equipment - 5.6%
Eaton Corp. PLC	917	327,983
Schneider Electric SE	1,564	412,848
		740,831

Electronics - 0.6%
Coherent Corp.(a)	350	83,374

Energy - Alternate Sources - 2.4%
First Solar, Inc.(a)	1,046	206,334
Nextpower, Inc. - Class A(a)	952	114,764
		321,098

Engineering & Construction - 1.1%
TopBuild Corp.(a)	412	144,736

Environmental Control - 10.5%
GFL Environmental, Inc.	4,730	197,336
Republic Services, Inc. - Class A	1,478	323,712
Sweco AB - Class B	9,419	131,206
Tetra Tech, Inc.	5,346	161,021
Veralto Corp.	1,054	93,195
Waste Connections, Inc.	1,501	243,822
Waste Management, Inc.	1,050	241,279
		1,391,571

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet Cleaner Planet ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.8% (continued)	Shares	Value
Food - 0.4%
Sprouts Farmers Market, Inc.(a)	773	$59,621

Healthcare - Products - 4.5%
Agilent Technologies, Inc.	2,090	238,218
Thermo Fisher Scientific, Inc.	747	367,173
		605,391

Machinery - Diversified - 3.7%
Atlas Copco AB - Class A	7,483	128,157
Ingersoll Rand, Inc.	1,234	98,868
Keyence Corp.	100	34,484
Rockwell Automation, Inc.	182	65,316
Xylem, Inc./NY	1,355	161,922
		488,747

Miscellaneous Manufacturer - 1.3%
Siemens AG	714	169,223

Packaging & Containers - 2.2%
Packaging Corp. of America	963	204,368
SIG Group AG(a)	5,978	88,158
		292,526

REITs - 0.7%
Digital Realty Trust, Inc.	517	93,169

Semiconductors - 36.4%
Analog Devices, Inc.	901	286,644
Applied Materials, Inc.	2,045	698,961
ASM International NV	224	164,405
ASML Holding NV	568	732,460
Broadcom, Inc.	1,142	353,460
Infineon Technologies AG	7,163	313,622
KLA Corp.	150	220,862
Lam Research Corp.	1,179	251,905
Lattice Semiconductor Corp.(a)	1,055	97,862
Marvell Technology, Inc.	5,479	542,695
Monolithic Power Systems, Inc.	72	78,721
NVIDIA Corp.	773	134,811
NXP Semiconductors NV	1,782	350,805
ON Semiconductor Corp.(a)	3,032	187,741
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	941	318,011
Tokyo Electron Ltd.	430	100,628
		4,833,593

Software - 8.3%
Autodesk, Inc.(a)	1,185	283,689
Cadence Design Systems, Inc.(a)	1,697	471,545
Nemetschek SE	1,067	78,313
SAP SE	956	161,811
Synopsys, Inc.(a)	291	115,376
		1,110,734

Telecommunications - 0.8%
Arista Networks, Inc.(a)	877	107,678

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet Cleaner Planet ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.8% (continued)	Shares		Value
Water - 0.6%
American Water Works Co., Inc.		570	$77,571

TOTAL COMMON STOCKS (Cost $13,034,124)			13,272,176

SHORT-TERM INVESTMENTS - 0.1%		Principal
Time Deposits - 0.1%
Brown Brothers Harriman & Co., New York, 0.80%, 04/01/2026	SEK	2	0	(b)
Citibank, London, 0.85%, 04/01/2026	EUR	5,358	6,174
Citibank, London, 2.67%, 04/01/2026	GBP	663	874
HSBC, Hong Kong, 1.20%, 04/01/2026	HKD	13	2
Skandinaviska Enskilda Banken AB, Stockholm, (0.57)%, 04/01/2026	CHF	2,007	2,498
Skandinaviska Enskilda Banken AB, Stockholm, 0.96%, 04/01/2026	DKK	10,806	1,666
Sumitomo Mitsui Banking Corp., Tokyo, 0.20%, 04/01/2026	JPY	178	1
TOTAL SHORT-TERM INVESTMENTS (Cost $11,215)			11,215

TOTAL INVESTMENTS - 99.9% (Cost $13,045,339)			13,283,391
Other Assets in Excess of Liabilities - 0.1%			12,382
TOTAL NET ASSETS - 100.0%			$13,295,773

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
PLC - Public Limited Company REIT - Real Estate Investment Trust
SEK - Swedish Krona

(a)	Non-income producing security.
(b)	Less than 0.05.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pictet Cleaner Planet ETF

March 31, 2026 (Unaudited)

Summary of Investment Type
Sector	Percentage of Net Assets
Semiconductors	36.4%
Environmental Control	10.5%
Software	8.3%
Building Materials	6.9%
Electrical Components & Equipment	5.6%
Chemicals	5.5%
Healthcare - Products	4.5%
Electric	4.0%
Machinery - Diversified	3.7%
Energy - Alternate Sources	2.4%
Packaging & Containers	2.2%
Distribution & Wholesale	2.0%
Auto Parts & Equipment	1.6%
Miscellaneous Manufacturer	1.3%
Engineering & Construction	1.1%
Telecommunications	0.8%
Commercial Services	0.7%
REITs	0.7%
Electronics	0.6%
Water	0.6%
Food	0.4%
Time Deposits	0.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	Pictet AI & Automation ETF	Pictet AI Enhanced International Equity ETF
ASSETS:
Investments, at value (Note 2)	$4,733,289	$5,142,449
Cash	611	—
Foreign currency, at value (cost $73 and $313)	62	286
Receivables:
Securities sold	45,583	3,454
Dividends	3,052	17,626
Foreign tax reclaim	152	2,196
Total assets	4,782,749	5,166,011
LIABILITIES:
Payables:
Securities purchased	106,900	3
Investment advisory fees (Note 4)	4,165	1,722
Custodian	—	9,963
Total liabilities	111,065	11,688
NET ASSETS	$4,671,684	$5,154,323

NET ASSETS CONSIST OF:
Paid-in capital	$5,015,081	$4,737,186
Total (accumulated losses)/distributable earnings	(343,397)	417,137
Total net assets	$4,671,684	$5,154,323

Net assets	$4,671,684	$5,154,323
Shares issued and outstanding(a)	200,000	250,000
Net asset value per share	$23.36	$20.62

COST:
Investments, at cost	$4,914,948	$5,220,285

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	Pictet AI Enhanced US Equity ETF	Pictet Cleaner Planet ETF
ASSETS:
Investments, at value (Note 2)	$51,091,193	$13,283,391
Cash	521	—
Foreign currency, at value (cost $– and $68)	—	10
Receivables:
Capital shares	241,148	—
Dividends	24,795	8,203
Foreign tax reclaim	200	1,707
Securities sold	—	422,397
Total assets	51,357,857	13,715,708
LIABILITIES:
Payables:
Securities purchased	227,007	391,384
Investment advisory fees (Note 4)	6,800	8,092
Custodian	—	20,459
Other payables	50	—
Total liabilities	233,857	419,935
NET ASSETS	$51,124,000	$13,295,773

NET ASSETS CONSIST OF:
Paid-in capital	$52,397,789	$13,207,030
Total (accumulated losses)/distributable earnings	(1,273,789)	88,743
Total net assets	$51,124,000	$13,295,773

Net assets	$51,124,000	$13,295,773
Shares issued and outstanding(a)	2,120,000	525,000
Net asset value per share	$24.12	$25.33

COST:
Investments, at cost	$52,351,154	$13,045,339

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

	Pictet AI & Automation ETF	Pictet AI Enhanced International Equity ETF
INVESTMENT INCOME:	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(a) (Unaudited)
Interest income	$1,124	$811
Dividend income	19,147	81,900
Other income	59	347
Less: Dividend withholding taxes	(1,393)	(9,168)
Total investment income	18,937	73,890

EXPENSES:
Investment advisory fee (Note 4)	30,586	12,327
Interest expenses	239	3,456
Income tax expenses	—	894
Other expenses	—	269
Total expenses	30,825	16,946
NET INVESTMENT (LOSS) INCOME	(11,888)	56,944

REALIZED AND UNREALIZED (LOSS) GAIN
Net realized (loss) gain from:
Investments	(379,198)	119,493
In-kind redemptions	243,656	378,729
Foreign currency transactions	(4,869)	(22,941)
Net realized (loss) gain	(140,411)	475,281
Net change in unrealized (depreciation) appreciation on:
Investments	(181,659)	(77,836)
Foreign currency transactions	143	(144)
Net change in unrealized (depreciation)	(181,516)	(77,980)
Net realized and unrealized (loss) gain	(321,927)	397,301
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(333,815)	$454,245

(a) Inception date of the Fund was October 15, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

	Pictet AI Enhanced US Equity ETF	Pictet Cleaner Planet ETF
INVESTMENT INCOME:	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(b) (Unaudited)
Interest income	$551	$478
Dividend income	38,317	61,088
Other income	—	150
Less: Dividend withholding taxes	(16)	(3,260)
Total investment income	38,852	58,456

EXPENSES:
Investment advisory fee (Note 4)	6,892	42,184
Interest expenses	—	183
Total expenses	6,892	42,367
NET INVESTMENT INCOME	31,960	16,089

REALIZED AND UNREALIZED (LOSS) GAIN
Net realized (loss) from:
Investments	(45,788)	(151,227)
Foreign currency transactions	—	(4,970)
Net realized (loss)	(45,788)	(156,197)
Net change in unrealized (depreciation) appreciation on:
Investments	(1,259,961)	238,052
Foreign currency transactions	—	701
Net change in unrealized (depreciation) appreciation	(1,259,961)	238,753
Net realized and unrealized (loss) gain	(1,305,749)	82,556
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,273,789)	$98,645

(a) Inception date of the Fund was February 25, 2026.
(b) Inception date of the Fund was October 15, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Pictet AI & Automation ETF	Pictet AI Enhanced International Equity ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment (loss) income	$(11,888)	$56,944
Net realized (loss) gain	(140,411)	475,281
Net change in unrealized (depreciation)	(181,516)	(77,980)
Net (decrease) increase in net assets from operations	(333,815)	454,245

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(9,582)	(37,108)
Total distributions to shareholders	(9,582)	(37,108)

CAPITAL TRANSACTIONS:
Shares sold	9,943,996	10,154,346
Shares redeemed	(4,928,915)	(5,417,160)
Net increase in net assets from capital transactions	5,015,081	4,737,186
NET INCREASE IN NET ASSETS	4,671,684	5,154,323

NET ASSETS:
Beginning of period	—	—
End of period	$4,671,684	$5,154,323

SHARES TRANSACTIONS
Shares sold	400,004	500,004
Shares redeemed	(200,004)	(250,004)
Net increase in shares outstanding	200,000	250,000

(a)	Inception date of the Fund was October 15, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Pictet AI Enhanced US Equity ETF	Pictet Cleaner Planet ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income	$31,960	$16,089
Net realized (loss)	(45,788)	(156,197)
Net change in unrealized (depreciation) appreciation	(1,259,961)	238,753
Net (decrease) increase in net assets from operations	(1,273,789)	98,645

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(9,902)
Total distributions to shareholders	—	(9,902)

CAPITAL TRANSACTIONS:
Shares sold	52,397,789	13,207,130
Shares redeemed	—	(100)
Net increase in net assets from capital transactions	52,397,789	13,207,030
NET INCREASE IN NET ASSETS	51,124,000	13,295,773

NET ASSETS:
Beginning of period	—	—
End of period	$51,124,000	$13,295,773

SHARES TRANSACTIONS
Shares sold	2,120,000	525,004
Shares redeemed	—	(4)
Net increase in shares outstanding	2,120,000	525,000

(a)	Inception date of the Fund was February 25, 2026.
(b)	Inception date of the Fund was October 15, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Pictet AI & Automation ETF	Pictet AI Enhanced International Equity ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(a) (Unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period	$24.86	$20.12

INVESTMENT OPERATIONS:
Net investment (loss) income(b)	(0.03)	0.13
Net realized and unrealized (loss) gain on investments(c)	(1.45)	0.45
Total from investment operations	(1.48)	0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.08)
Total distributions	(0.02)	(0.08)
Net asset value, end of period	$23.36	$20.62

Total Return at Net Asset Value(d)	(5.95)%	2.87%
Total Return at Market Value(e)	(5.46)%	5.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,672	$5,154
Ratio of expenses to average net assets(f)	0.70%	0.41%
Ratio of operational expenses to average net assets(f)	0.70%	0.30%
Ratio of net investment income (loss) to average net assets(f)	(0.27)%	1.38%
Portfolio turnover rate(g)	74%	86%

(a)	Inception date of the Fund was October 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Pictet AI Enhanced US Equity ETF	Pictet Cleaner Planet ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(b) (Unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period	$25.38	$25.22

INVESTMENT OPERATIONS:
Net investment income(c)	0.03	0.03
Net realized and unrealized (loss) gain on investments(d)	(1.29)	0.10
Total from investment operations	(1.26)	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)
Total distributions	—	(0.02)
Net asset value, end of period	$24.12	$25.33

Total Return at Net Asset Value(e)	(4.99)%	0.50%
Total Return at Market Value(f)	(5.07)%	1.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,124	$13,296
Ratio of expenses to average net assets(g)	0.22%	0.70%
Ratio of operational expenses to average net assets(g)	0.22%	0.70%
Ratio of net investment income to average net assets(g)	1.02%	0.27%
Portfolio turnover rate(h)	16%	58%

(a)	Inception date of the Fund was February 25, 2026.
(b)	Inception date of the Fund was October 15, 2025.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

March 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Pictet AI & Automation ETF, Pictet AI Enhanced International Equity ETF, Pictet AI Enhanced US Equity ETF and Pictet Cleaner Planet ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of The 2023 ETF Series Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on January 23, 2023. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Pictet Asset Management S.A. (“Pictet AM SA” or the “Adviser”) serves as the investment adviser to the Funds. Tidal Investments LLC (“Tidal” or the “Sub-Adviser”) serves as sub-adviser to the Funds. The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

Pictet AI & Automation ETF, Pictet AI Enhanced International Equity ETF and Pictet Cleaner Planet ETF commenced operations on October 15, 2025 and Pictet AI Enhanced US Equity ETF commenced operations on February 25, 2026.

Each Fund is an actively managed exchange-traded fund (“ETF”) and uses an active investment strategy in seeking to achieve its investment objective.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, including Real Estate Investment Trusts (“REITs”) listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to the Financial Statements

March 31, 2026 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to the Financial Statements

March 31, 2026 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:

Pictet AI & Automation ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$4,672,444	$—	$—	$4,672,444
Time Deposits	—	60,845	—	60,845
Total Investments	$4,672,444	$60,845	$—	$4,733,289

Pictet AI Enhanced International Equity ETF

	Level 1	Level 2		Level 3	Total
Assets:
Investments:
Common Stocks(a)	$5,126,186	$1,080		$—	$5,127,266
Rights	—	0	(b)	—	0	(b)
Time Deposits	—	15,183		—	15,183
Total Investments	$5,126,186	$16,263		$—	$5,142,449

Pictet AI Enhanced US Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$50,998,468	$—	$—	$50,998,468
Time Deposits	—	92,725	—	92,725
Total Investments	$50,998,468	$92,725	$—	$51,091,193

Pictet Cleaner Planet ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$13,272,176	$—	$—	$13,272,176
Time Deposits	—	11,215	—	11,215
Total Investments	$13,272,176	$11,215	$—	$13,283,391

(a)	See Schedules of Investments for the industry breakout.
(b)	Less than 0.05.

B.	Federal Income Taxes. Each Fund intends to qualify as regulated investment company (“RIC”) under Sub-Chapter M of the Internal Revenue Code of 1986 (the “Code”) and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Notes to the Financial Statements

March 31, 2026 (Unaudited)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

E.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

F.	Distributions to Shareholders. The Pictet AI Enhanced International Equity ETF, Pictet AI Enhanced US Equity ETF, Pictet AI & Automation ETF and Pictet Cleaner Planet ETF pay out distributions to shareholders from net investment income, if any, annually. Distributions from net investment income will fluctuate over time.

Each Fund distributes its net realized capital gains, if any, to investors at least annually. Each Fund is permitted to declare and pay dividends of its net investment income and net capital gains, if any, more frequently. Distributions are recorded on the ex-dividend date.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Funds’ Shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) is closed for trading.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to the Financial Statements

March 31, 2026 (Unaudited)

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Active Management Risk. The value of investment may go down if Pictet’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the Funds’ investment strategy do not work as intended. There might be also losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by Pictet, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if Pictet’s investment style is out of favor or otherwise fails to produce the desired results. In addition, the Funds’ investment strategies or policies may change from time to time. Legislative, regulatory, or tax developments may also affect the investment techniques available to the Adviser in connection with managing the Funds. Those changes and developments may not lead to the results intended by Pictet and could have an adverse effect on the value or performance of the Funds. Any of these factors could cause the Funds to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Artificial Intelligence and Automation Companies Risk. The Pictet AI & Automation ETF invests primarily in the equity securities of artificial intelligence and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of artificial intelligence and automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Artificial intelligence and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Notes to the Financial Statements

March 31, 2026 (Unaudited)

Convertible Securities Risk. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at an investor’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Cybersecurity Risk. The Funds and their service providers (including the Advisor) are susceptible to cyberattacks and to technological malfunctions that have effects similar to those of a cyberattack. Additionally, outside parties may attempt to fraudulently induce employees of a Fund’s service provider (including the Advisor) to disclose sensitive information to gain access to a Fund’s electronic infrastructure. Cyberattacks include, among others, stealing, corrupting, or preventing access to data maintained online or digitally, preventing legitimate users from accessing information or services, releasing confidential information without authorization and disrupting operations. Successful cyberattacks against, or security breakdowns of, a Fund, Pictet, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyberattacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of confidential shareholder or Fund information, impede trading, interfere with the use of quantitative models, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyberattacks and expect they will continue to do so. In addition, cyberattacks involving a counterparty to a Fund could affect the counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. While Pictet has established business continuity plans and systems designed to prevent, detect and respond to cyberattacks, those plans and systems have inherent limitations, and there is not assurance they will be effective.

Depositary Receipts Risk. Depositary receipts (such as ADRs, GDRs and EDRs) are instruments that represent shares in companies trading outside the markets in which the depositary receipts are traded. Accordingly, whilst the depositary receipts are traded on Recognized Exchanges, there may be other risks associated with such instruments to consider for example the shares underlying the instruments may be subject to political, inflationary, exchange rate or custody risks.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

ETF-Related Risks. Each Fund is an ETF and, as a result of this structure, is exposed to the following risks:

○	Costs of Buying or Selling Shares Risk. Investors buying or selling a Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy a Fund’s shares (the “bid” price) and the price at which an investor is willing to sell a Fund’s shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.”

○	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. This may result in a significantly diminished trading market for a Fund’s shares, differences between the market price of a Fund’s shares and the underlying value of those shares, and delisting of the shares.

Notes to the Financial Statements

March 31, 2026 (Unaudited)

○	Trading Risk. Although each Fund’s shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by the Exchange because of market conditions or for other reasons.

○	Cash Transactions Risk. Each Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to a Fund’s NAV.

○	National Closed Market Trading Risk. Because securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund’s net asset value, resulting in premiums or discounts to the Fund’s net asset value that may be greater than those experienced by other exchange-traded funds.

Foreign Currency Risk. The Funds may invest in non-U.S. dollar denominated securities of foreign issuers. Where the Funds’ NAV is determined in U.S. dollars and the Funds invest in non-U.S. dollar denominated securities, the Funds’ NAV could decline if the currency of the non-U.S. market in which the fund invests depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. Emerging markets may be susceptible to greater currency fluctuations and greater volatility in currency exchange rates than more developed markets.

Foreign Securities Risk. The Funds may invest in foreign securities, which are generally riskier than U.S. securities. As a result the Funds may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. If the Funds buy securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Funds’ assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

Market Capitalization Risk. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. In addition, securities of small-cap and mid-cap companies may trade in an over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Smaller capitalization companies frequently rely on narrower product lines, niche markets, limited financial resources, a few key employees and inexperienced management. Smaller capitalization companies have more speculative prospects for future growth, sustained earnings and market share than larger companies and may be more vulnerable to adverse business or market developments. Accordingly, it may be difficult for the Funds to sell small-cap securities at a desired time or price. Generally, the smaller the company, the greater these risks become. Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.

Notes to the Financial Statements

March 31, 2026 (Unaudited)

Security Pricing Risk. The risk of uncertainty of price changes. Usually, the higher the volatility of an asset or instrument, the higher its risk. The prices for securities in which the Funds invest may change significantly in short-term periods.

Operational Risk. The Funds are subject to operational risks resulting from other services provided by Pictet and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other operational services. Examples of operational risks include the risk of loss caused by inadequate procedures and controls, human error and system failures by a service provider that result in trading delays or errors that prevent a Fund from realizing investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. Pictet is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds.

Risks Relating to Companies Focused on Robotics, Cybersecurity, Semiconductors and Software. The Funds may be particularly sensitive to the risks affecting companies focused on robotics, cybersecurity, semiconductors and software. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, rapidly changing technologies, rapid obsolescence of products and services, increasing regulatory scrutiny, and changes in government regulatory requirements. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) calculated daily and paid monthly at an annual rate of each Fund’s average daily net assets as follows:

Fund	Investment Advisory Fee
Pictet AI & Automation ETF	0.70%
Pictet AI Enhanced International Equity ETF	0.30%
Pictet AI Enhanced US Equity ETF	0.22%
Pictet Cleaner Planet ETF	0.70%

Notes to the Financial Statements

March 31, 2026 (Unaudited)

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by, and appropriately allocated to, the Funds, except for the advisory fee payable to the Adviser; interest charges on any borrowings, taxes, brokerage commissions, and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Funds’ investment in such acquired funds); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Adviser); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Investment Advisory Fees for the period ended March 31, 2026, are disclosed in the Statement of Operations.

The Sub-Adviser serve as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for portfolio trading oversight as well as trading portfolio securities and other investment instruments on behalf of the Funds and selecting broker-dealers to execute purchase and sale transactions, all subject to the supervision of the Adviser and oversight of the Board for the services it provides to each of the Funds. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly at an annual rate based on each Fund’s average daily net assets as follows: 4 basis points on the first $250 million of Fund assets; 3 basis points on Fund assets between $250 million and $1 billion; 2.5 basis points on Fund assets between $1 billion and $3 billion; 2 basis points on Fund assets between $3 billion and $5 billion; and 1.5 basis points on Fund assets above $5 billion, subject to a $25,000 minimum annual fee.

Brown Brothers Harriman & Co. (“BBH”) serves as the administrator, custodian and transfer agent to the Funds. For services provided under the administration agreement with the Trust, BBH is entitled to a fee based on assets under management, paid by the Adviser.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to the Financial Statements

March 31, 2026 (Unaudited)

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
Pictet AI & Automation ETF	$6,859,485	$7,943,379
Pictet AI Enhanced International Equity ETF	7,446,924	9,544,059
Pictet AI Enhanced US Equity ETF	6,165,335	4,610,983
Pictet Cleaner Planet ETF	7,719,749	7,583,559

For the period ended March 31, 2026, there were no purchases and sales of long-term U.S. government securities.

For the period ended March 31, 2026, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Pictet AI & Automation ETF	$9,626,371	$3,552,831
Pictet AI Enhanced International Equity ETF	10,138,385	3,334,438
Pictet AI Enhanced US Equity ETF	45,678,524	—
Pictet Cleaner Planet ETF	13,042,114	—

NOTE 6 - FEDERAL INCOME TAX INFORMATION

The tax character of distributions paid during the period ended March 31, 2026, were as follows:

Pictet AI & Automation ETF

Distributions paid from:	March 31, 2026
Ordinary Income	$9,582

Pictet AI Enhanced International Equity ETF

Distributions paid from:	March 31, 2026
Ordinary Income	$37,108

Pictet AI Enhanced US Equity ETF

Distributions paid from:	March 31, 2026
Ordinary Income	$—

Pictet Cleaner Planet ETF

Distributions paid from:	March 31, 2026
Ordinary Income	$9,902

Notes to the Financial Statements

March 31, 2026 (Unaudited)

As of the period ended March 31, 2026, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Pictet AI & Automation ETF	$4,914,948	$267,215	$(448,874)	$(181,659)
Pictet AI Enhanced International Equity ETF	5,220,285	296,157	(373,993)	(77,836)
Pictet AI Enhanced US Equity ETF	52,351,154	393,649	(1,653,610)	(1,259,961)
Pictet Cleaner Planet ETF	13,045,339	937,920	(699,868)	238,052

NOTE 7 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard creation transaction fees for the Funds regardless of the number of Creation Units created in the transaction, are presented in the table below.

Fund	Creation Transaction Fee
Pictet AI & Automation ETF	$500
Pictet AI Enhanced International Equity ETF	$1,000
Pictet AI Enhanced US Equity ETF	$350
Pictet Cleaner Planet ETF	$500

Notes to the Financial Statements

March 31, 2026 (Unaudited)

NOTE 8 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 - SEGMENT REPORTING

The Officers of the Funds act as the Funds' chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund's Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Significant Accounting Policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial result of the segment.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have evaluated ASU 2023-09, which did not have a material impact on the Funds' financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Trust has determined that there are no subsequent events to note.

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Board has delegated the responsibility to vote proxies for securities held in a Fund’s portfolio to each Fund’s investment adviser. Proxies for the portfolio securities are voted in accordance with the relevant Adviser’s proxy voting policies and procedures. Information regarding how a Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 will be available without charge by calling (855) 994-4778 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Trust files the Funds’ complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, (855) 994-4778.

Discount & Premium Information

Information regarding how often shares of each Fund traded on Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.pictet.com/etf.

Board Approval of Advisory and Sub-Advisory Agreements

At meetings held on June 9, 2025 and August 18, 2025 (the “Meetings”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (“Trust”) considered and approved, for an initial two year term, the following agreements (the “Agreements”) with respect to the Pictet Cleaner Planet ETF, Pictet AI-Enhanced International Equity ETF, Pictet AI & Automation ETF, Pictet Emerging Markets Debt ETF and Pictet Emerging Market Rising Economies ETF (each, a “Fund” and together, the “Funds”), each a new series of the Trust:

•	the Investment Advisory Agreement between the Trust and Pictet Asset Management S.A. with respect to the Pictet Cleaner Planet ETF, Pictet AI-Enhanced International Equity ETF, and Pictet AI & Automation ETF; and

•	the Investment Sub-Advisory Agreement between Pictet Asset Management S.A. and Tidal Investments LLC, with respect to the Pictet Cleaner Planet ETF, Pictet AI Enhanced International Equity ETF and Pictet AI & Automation ETF.

The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), was advised by legal counsel throughout the process.

To evaluate the Agreements, the Board requested, and Pictet Asset Management S.A. (the “Adviser”), along with Tidal Investments LLC (the “Sub-Adviser”), provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of the Adviser and Sub-Adviser at the Meetings, during which the Independent Trustees and the Adviser’s and Sub-Adviser’s representatives discussed the materials that had been provided as well as other related matters concerning the Funds. In determining whether to approve the Agreements, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser to the Funds; (ii) the investment objective and strategy for the Funds and, because the Funds are new and therefore have no performance record, how the Funds’ strategies might be expected to perform in the future; (iii) the profits anticipated to be realized by the Adviser and Sub-Adviser from providing advisory and sub-advisory services to the Funds; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as the Funds grow; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser. The Board reviewed the Agreements and both the Adviser’s and Sub-Adviser’s anticipated responsibilities with respect to providing investment advisory and sub-advisory services to the Funds. The Board noted that (i) the Adviser’s responsibilities include providing a continuous investment program for the Funds, overseeing the activities of the Sub-Adviser, including regular review of the Sub-Adviser’s performance, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, periodic reporting to the Board, and implementing Board directives as they relate to the Funds; and (ii) the Sub-Adviser’s responsibilities include portfolio management, including evaluating and selecting investments for the Funds, trading portfolio securities and other investment instruments on behalf of the Funds, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board.

The Board considered the background, sophistication and experience of the Adviser’s and Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Funds. The Board also considered the Adviser’s and Sub-Adviser’s extensive administrative and compliance infrastructures. The Board appreciated the fact that both the Adviser and the Sub-Adviser have deep experience and expertise serving as the investment adviser or sub-adviser to other pooled investment vehicles.

The Board considered the Adviser’s and Sub-Adviser’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure the Funds’ compliance with their respective investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s and Sub-Adviser’s overall investment management businesses, including the financial resources available to them needed to deliver high quality advisory and sub-advisory services to the Funds.

Investment Performance

Because the Funds are new and have not yet commenced operations, the Board noted that there was no historical performance records to consider. The Board discussed with representatives of the Adviser and Sub-Adviser the proposed portfolio management teams and the investment strategies to be employed in the management of the Funds’ assets. The Board considered the Adviser’s and the Sub-Adviser’s reputations and experience, including their experience managing other accounts.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee to be paid by the Funds to the Adviser and the sub-advisory fee to be paid by the Adviser to the Sub-Adviser for their respective services to be provided to the Funds under the Agreements. The Board reviewed a report prepared by an independent third-party comparing the Funds’ advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee for the Funds is a “unitary fee,” meaning that the Funds pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that the proposed management fees for the Pictet Cleaner Planet ETF and Pictet AI-Enhanced International Equity ETF were below their peer group medians, while the proposed management fee for the Pictet AI & Automation ETF was slightly above its peer group median. The Board further noted that, under the Agreements, the Adviser is responsible for compensating the Funds’ other service providers, including the Sub-Adviser, and paying the Funds’ other expenses out of their own fees and resources.

Profitability and Economies of Scale

The Board considered information concerning the anticipated profitability of the Adviser and Sub-Adviser from managing the Funds. The Board appreciated that, because the Funds are new, information concerning the Adviser’s and Sub-Adviser’s profitability with respect to the Funds was based on estimates and therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate each of the Adviser’s and Sub-Adviser’s profitability from managing the Funds after the Funds commence operations and the Adviser and Sub-Adviser begin receiving their respective fees. The Board also considered whether economies of scale or other efficiencies might result as the Funds’ assets grow. As the Funds have not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted the commitment being made by the Adviser by structuring its advisory fees as a unitary fee, which effectively acts as a cap on the Funds’ total expense ratios. The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Funds.

Other Benefits

The Board considered other benefits that might be derived by the Adviser and Sub-Adviser from their relationship with the Funds. The Board considered the potential benefits flowing to the Adviser from sponsoring for the first time an exchange-traded fund.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreements, that the nature, extent and quality of services to be provided supported its approval of the Agreements and that the fee to be charged thereunder was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it.

At a meeting held on December 16-17, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (“Trust”) considered and approved, for an initial two year term, the following agreements (the “Agreements”) with respect to the Pictet AI Enhanced US Equity ETF (the “Fund”), a new series of the Trust:

•	the Investment Advisory Agreement between the Trust and Pictet Asset Management S.A. (the “Adviser”), pursuant to which the Adviser will provide advisory services to the Fund; and

•	the Investment Sub-Advisory Agreement between the Adviser and Tidal Investments LLC (the “Sub-Adviser”), pursuant to which the Sub-Adviser will provide sub-advisory services to the Fund.

The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), was advised by legal counsel throughout the process.

To evaluate the Agreements, the Board requested, and the Adviser and Sub-Adviser provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of the Adviser and Sub-Adviser at the Meeting, during which the Independent Trustees and the Adviser’s and Sub-Adviser’s representatives discussed the materials that had been provided as well as other related matters concerning the Fund. In determining whether to approve the Agreements, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) the investment objective and strategy for the Fund and, because the Fund is new and therefore has no performance record, how the Fund’s strategies might be expected to perform in the future; (iii) the profits anticipated to be realized by the Adviser and Sub-Adviser from providing advisory and sub-advisory services to the Fund; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as the Fund grows; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser. The Board reviewed the Agreements and both the Adviser’s and Sub-Adviser’s anticipated responsibilities with respect to providing investment advisory and sub-advisory services to the Fund. The Board noted that (i) the Adviser’s responsibilities include the general portfolio management and administration of the Fund, arranging for sub-advisory, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, overseeing the activities of the Sub-Adviser, including monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, periodic reporting to the Board, and implementing Board directives as they relate to the Fund; and (ii) the Sub-Adviser’s responsibilities include portfolio trading oversight as well as trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, all subject to the supervision of the Adviser and oversight of the Board.

The Board considered the background, sophistication and experience of the Adviser’s and Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered the Adviser’s and Sub-Adviser’s extensive administrative and compliance infrastructures. The Board appreciated the fact that both the Adviser and the Sub-Adviser have deep experience and expertise serving as the investment adviser or sub-adviser to other pooled investment vehicles.

The Board considered the Adviser’s and Sub-Adviser’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure the Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s and Sub-Adviser’s overall investment management businesses, including the financial resources available to them needed to deliver high quality advisory and sub-advisory services to the Fund.

Investment Performance

Because the Fund is new and has not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board discussed with representatives of the Adviser and Sub-Adviser the proposed portfolio management teams and the investment strategies to be employed in the management of the Fund’s assets. The Board considered the Adviser’s and the Sub-Adviser’s reputations and experience, including their experience managing other accounts.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee to be paid by the Fund to the Adviser and the sub-advisory fee to be paid by the Adviser to the Sub-Adviser for their respective services to be provided to the Fund under the Agreements. The Board reviewed a report prepared by an independent third-party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that that the proposed management fee for the Fund was the lowest among its peer group. The Board further noted that, under the Agreements, the Adviser is responsible for compensating the Fund’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fees and resources.

Profitability and Economies of Scale

The Board considered information concerning the anticipated profitability of the Adviser and Sub-Adviser from managing the Fund. The Board appreciated that, because the Fund is new, information concerning the Adviser’s and Sub-Adviser’s profitability with respect to the Fund was based on estimates and therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate each of the Adviser’s and Sub-Adviser’s profitability from managing the Fund after the Fund commences operations and the Adviser and Sub-Adviser begin receiving their respective fees. The Board also considered whether economies of scale or other efficiencies might result as the Fund’s assets grow. As the Fund has not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted the commitment being made by the Adviser by structuring their advisory fees as a unitary fee, which effectively acts as a cap on the Fund’s total expense ratios. The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Fund.

Other Benefits

The Board considered other benefits that might be derived by the Adviser and Sub-Adviser from their relationship with the Fund. The Board considered the potential benefits flowing to the Adviser, Pictet Asset Management S.A. from sponsoring a family of exchange-traded funds.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreements, that the nature, extent and quality of services to be provided supported its approval of the Agreements and that the fee to be charged thereunder was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it.

Advisor

Pictet Asset Management S.A.

60 Route Des Acacias

Geneva, Switzerland

Distributor

Foreside Fund Services, LLC

190 Middle Street, Suite 301

Portland, ME 04101

Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Boston, MA 02110

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information included in Item 7, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The 2023 ETF Series Trust

By:	/s/ Eric Falkeis
Eric W. Falkeis, President and Principal Executive Officer of the Trust

Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric Falkeis
Eric W. Falkeis, President and Principal Executive Officer of the Trust

Date:	June 8, 2026

By:	/s/ Aaron Perkovich
Aaron Perkovich, Treasurer and Principal Financial Officer of the Trust

Date:	June 8, 2026